Prospectus Supplement

May 27, 2016

Supplement dated May 27, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 11, 2016

Fundamental Multi-Cap Core Portfolio
(the "Portfolio")

Morgan Stanley Institutional Fund, Inc.

The Portfolio is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.

  FEASPT-0516

Statement of Additional Information Supplement

May 27, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 27, 2016 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 11, 2016

Fundamental Multi-Cap Core Portfolio
(the "Portfolio")

The Portfolio is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.